Note 18 - Financial Instruments - Currency Risk (Details) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 3,586,911	$ 454,598
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	3,534,664	100,945
Currency risk, denominated in BRL [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	12,085	10,320
Currency risk, denominated in COP [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 40,162	$ 343,333